Pension And Postretirement Benefits (Change In The Value Of Plan Assets And The Plans' Funded Status) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension Benefits
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 53,530	$ 51,681
Actual return on plan assets	6,199	8,207
Benefits paid	(5,124)	(6,356)
Contributions	2	2
Plan transfers	(1)	(4)
Fair value of plan assets at end of year	54,606	53,530
Unfunded status at end of year	(7,552)	(6,343)
Postretirement Benefits
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	4,145	4,277
Actual return on plan assets	302	609
Benefits paid	(1,029)	(941)
Contributions	425	200
Plan transfers	0	0
Fair value of plan assets at end of year	3,843	4,145
Unfunded status at end of year	$ (10,085)	$ (11,896)